John Hancock Funds II
Supplement dated September 15, 2016
to the Prospectus dated January 1, 2016, as amended (the “prospectus”)

Strategic Equity Allocation Fund (the “fund”)

Effective September 23, 2016, the advisory fee schedule for the fund listed in “Appendix A: Schedule of Management Fees” of the prospectus is revised and restated as follows:

0.675% — first $2.5 billion

0.650% — next $5 billion

0.625% — next $2.5 billion

0.600% — next $5 billion

0.595% — next $10 billion

0.590% — excess over $25 billion*

* The fee schedule above becomes effective September 23, 2016.

You should read this supplement in conjunction with the prospectus and retain it for future reference.